Fair Value Measurement	12 Months Ended
Aug. 31, 2018
Fair Value Measurement
Fair Value Measurement

25. Fair Value Measurement

The Group applies ASC 820 (“ASC 820”), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets Measured or Disclosed at Fair Value

In accordance with ASC 820, the Company measures available-for-sale investments a at fair value on a recurring basis. The fair value of the Group’s available-for-sale investments are measured using the income approach, based on the value indicated by current market expectations about those future amounts with the exception of one debt security, which was measured using the market approach, based on market value of comparable companies operating in similar businesses and other significant inputs derived from or corroborated by observable market data.

The Group measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as goodwill, intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

		Fair value measurement or disclosure
		at August 31, 2017 using
		Quoted prices in		Significant
		active market	Significant other	unobservable
	Total fair value at	for identical	observable inputs	inputs
	August 31, 2017	assets (Level 1)	(Level 2)	(Level 3)	Total gains
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Short-term investments:
Available-for-sales securities	274,822	11,383	—	263,439	10,023
Long-term investments:
Available-for-sales investments	53,974	—	—	53,974	15,475
Total assets measured at fair value	328,796	11,383	—	317,413	25,498
Total assets measured at fair value in US$	48,140	1,667	—	46,473	3,733

		Fair value measurement or disclosure
		at August 31, 2018 using
		Quoted prices in		Significant
		active market	Significant other	unobservable
	Total fair value at	for identical	observable inputs	inputs	Total
	August 31, 2018	assets (Level 1)	(Level 2)	(Level 3)	(loss)/ gains
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Short-term investments:
Available-for-sales securities	304,824	—	—	304,824	(1,776)
Long-term investments:
Available-for-sales investments	180,483	—	—	180,483	59,637
Total assets measured at fair value	485,307	—	—	485,307	57,861
Total assets measured at fair value in US$	71,055	—	—	71,055	8,472